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             MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048



                                                  February 29, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Morgan Stanley Dean Witter Tax-Free Daily Income Trust
     File 2-67087
     Rule 497(j) Filing
     ------------------

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically under Section 485(b) via EDGAR with the Securities and Exchange Commission on February 28, 2000.


                                                  Very truly yours,

                                              /s/ Lou Anne D. McInnis
                                                  ---------------------------
                                                  Lou Anne D. McInnis
                                                  Assistant Secretary



cc:  Larry Greene
     Barry Fink